Equity and Other Equity Items - Summary of Shareholder's Equity and Short-term and Long-term Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Statements [Line Items]
Toyota Motor Corporation shareholder's equity	¥ 34,220,991	¥ 28,338,706
Short-term and long-term debt	¥ 36,561,780	¥ 29,380,273